Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (168,016)	$ (190,269)	$ (257,782)	$ (68,293)	$ (53,179)
Adjustments to reconcile net loss to cash flows used in operating activities
Stock-based compensation	29,832	17,777	39,743	32,202	814
Depreciation	6,004	1,918	3,698	3,309	2,330
Amortization of intangible assets	1,629	0	1,629	0	0
Inventory write-downs	18,828	0	6,748	0	0
Non-cash lease expense	729	426	1,113	0	0
Accretion (amortization) of marketable securities purchased at a premium (discount)	132	0
Deferred income taxes (benefit)			(385)	0	0
Gain on change in fair value of public and private placement of warrants			(25,681)	0	0
Gain on forgiveness of PPP note			(4,850)	0	0
Loss on change in fair value of contingent consideration	17,300	0	(4,700)	0	0
Loss on extinguishment of convertible notes	0	131,908	131,908	0	0
Loss on extinguishment of convertible notes attributable to related parties	0	1,875	1,875	0	0
Amortization of convertible note discounts	0	315	315	3,805	409
Amortization of convertible note discounts attributable to related parties	0	55	55	659	327
(Gain) loss on mark to market derivatives			0	(6,639)	209
(Gain) loss on mark to market derivatives attributable to related parties			0	(1,506)	255
Changes in operating assets and liabilities:
Trade accounts receivable	(1,632)	0	(1,816)	0	0
Inventories	(13,446)	(1,182)	(12,925)	(649)	0
Prepaid and other current assets	7,447	(4,893)	(10,958)	280	(134)
Other non-current assets	(2,393)	0	(570)	279	110
Accounts payable	6,268	3,617	1,327	(26)	1,440
Lease liabilities	(631)	(547)	(1,156)	0	0
Accrued expenses and other current liabilities	1,153	2,334	18,835	3,741	(516)
Other non-current liabilities	4,934	2,011	(779)	(12)	811
Net cash used in operating activities	(91,862)	(34,655)	(114,356)	(32,850)	(47,124)
Cash flows from investing activities:
Acquisition of Apollo, net of cash acquired			(19,360)	0	0
Acquisition of trademark	(850)	(3,200)	(3,350)	0	0
Purchases of marketable securities	(102,010)	0
Maturities of marketable securities	5,277	0
Purchases of property, plant and equipment	(32,064)	(8,796)	(38,349)	(2,186)	(15,254)
Net cash used in investing activities	(129,647)	(11,996)	(61,059)	(2,186)	(15,254)
Cash flows from financing activities:
Settlement of public and private placement of warrants			(59)	0	0
Proceeds from business combination and private offering, net of transaction costs of $23,337	0	463,648	463,648	0	0
Borrowings on Pendrell bridge loan	0	10,000	10,000	0	0
Repayment on Pendrell bridge loan	0	(10,000)	(10,000)	0	0
Proceeds from issuance of Series C preferred stock	0	30,000	30,000	0	0
Issuance cost of Series C preferred stock	0	(94)	(94)	0	0
Proceeds from issuance of convertible notes			0	30,352	18,235
Proceeds from issuance of convertible notes to related parties				648	10,600
Borrowings on term loans	0	(2,800)	0	0	3,000
Repayments on term loans			(2,800)	(200)	0
Borrowings on equipment advances	0	(3,636)	0	0	7,000
Repayments on equipment advances			(3,636)	(1,400)	(1,964)
Borrowings on economic injury disaster loan			0	500	0
Repayments on economic injury disaster loan			0	(500)	0
Borrowings on paycheck protection program loan			0	4,850	0
Proceeds from stock issued under equity plans	106	1,309	1,970	878	34
Proceeds from Employee Stock Purchase Plan	711	0	782	0	0
Net cash provided by financing activities	817	488,427	489,811	35,128	36,905
Net increase (decrease) in cash and cash equivalents	(220,692)	441,776	314,396	92	(25,473)
Cash and cash equivalents at beginning of period	325,007	10,611	10,611	10,519	35,992
Cash and cash equivalents at end of period	104,315	452,387	325,007	10,611	10,519
Non-cash activities:
Conversion of Series A, Series B, Series C, and Founders' convertible preferred into common stock	0	330,764	330,764	0	0
Assets acquired included in accounts payable and accrued expenses and other current liabilities	4,983	537	8,693	448	1,255
Public and private placement of warrants acquired as part of business combination	0	56,786	56,786	0	0
Conversion of public and private placement of warrants into Class A common stock			31,047	0	0
Change in redemption value of Convertible Preferred Stock	0	1,011,726	1,011,726	0	0
Issuance of Class A common stock upon acquisition of Apollo Fusion, Inc.	7,500
Fair value of contingent consideration provided upon acquisition of Apollo Fusion, Inc.			18,400	0	0
Kodiak Spaceport financing obligation			0	0	765
Supplemental disclosures of cash flow information:
Cash paid for interest	$ 0	$ 691	691	414	359
Common Class A [Member]
Non-cash activities:
Issuance of Class A common stock upon acquisition of Apollo Fusion, Inc.			$ 33,008	$ 0	$ 0